Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40809
Entity Registrant Name	NextNRG, Inc.
Entity Central Index Key	0001817004
Entity Tax Identification Number	83-4260623
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	407 Lincoln Rd. #9F
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	NXXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false